TAXATION (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Holiday [Line Items]
The aggregate amount	$ (6,557)	$ (12,001)	$ (5,759)
Basic Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.07	$ 0.14	$ 0.06
Diluted Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.07	$ 0.13	$ 0.06